Basis of Presentation and Business Description (Details Narrative) (10-Q) - USD ($)	Nov. 02, 2018	Apr. 30, 2019	Oct. 31, 2018
Operating lease, right-of-use assets		$ 159,281
Operating lease liability		$ 160,000
ASC 842 [Member]
Operating lease, right-of-use assets	$ 168,329
Operating lease liability	$ 168,329
Lease liability, description	The lease liability is based on the present value of the remaining minimum lease payments, discounted using the Small Business Administration ("SBA") 7(a) loan incremental borrowing rate of 2.25% + Prime (5.25%) = 7.5% at November 1, 2018, using the original lease term as the tenor.
Lease liability discount rate	7.50%
ASC 842 [Member] | Base Rate [Member]
Lease liability discount rate	2.25%
ASC 842 [Member] | Prime Rate [Member]
Lease liability discount rate	5.25%